ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

11.ORDINARY SHARES

As of December 31, 2021 and 2022 the Company was authorized to issue 492,179,086 shares of $0.0001 par value ordinary shares. Holders of the Company’s ordinary shares are entitled to dividends, if and when, declared by the board of directors of the Company and after any convertible preferred share dividends are fully paid. The holder of each share of common stock is entitled to one vote. As of December 31, 2022, no dividends were declared.